Income Taxes (Tables)	12 Months Ended
Sep. 30, 2017
Income Taxes Tables
Schedule of loss before income taxes

The following comprises the loss before income taxes:

	September 30, 2017	September 24, 2016	September 26, 2015
UK	$(38,720)	$(59,760)	$(56,895)
Mainland Europe	(5,450)	854	(1,610)
North America	(5,906)	(19)	—
South America	1,146	(645)	(711)
Total loss before income taxes	$(48,930)	$(59,570)	$(59,216)

Schedule of income tax expense

The income tax expense consisted of the following for the periods ended September 30, 2017, September 24, 2016 and September 26, 2015:

	September 30, 2017	September 24, 2016	September 26, 2015
Income tax expense:
Current
UK	$7	$—	$163
Mainland Europe	130	290	395
South America	47	17	73
Total current taxes	$184	$307	$631

Schedule of net deferred tax assets and liabilities

The net deferred tax assets and liabilities arising from temporary differences at September 30, 2017 and September 24, 2016 are as follows:

	September 30, 2017	September 24, 2016
Depreciation	$35,915	$30,443
Net operating losses	13,002	5,964
Other temporary differences	1,485	—
Total deferred tax assets	50,402	36,407
Valuation allowance balance	(48,832)	(33,552)
Net deferred tax assets	1,570	2,855
Deferred tax liabilities
Intangible assets	(1,570)	(2,079)
Other temporary differences	—	(776)
Net deferred tax liabilities	$—	$—

Schedule of differences between the UK statutory tax rate and our effective rate

The differences between the UK statutory tax rate and our effective rate for the periods ended September 30, 2017, September 24, 2016 and September 26, 2015 are reflected in the following table:

	September 30, 2017	September 24, 2016	September 26, 2015
Statutory income tax	34.0%	20.0%	20.5%
State taxes (net of federal)	1.9%	—	—
Tax effect of permanent differences	2.8%	(4.0)%	(2.2)%
ATCA interest disallowed	(3.3)%	(13.2)%	(14.7)%
Movement in provisions	—	0.1%	0.1
Effect of foreign taxes	(15.1)%	(0.5)%	(0.9)%
Rate change	—	0.2%	—
Transfer pricing adjustments	—	(0.2)%	—
Valuation allowance	(20.7)%	(2.9)%	(3.8)%
Effective income tax rate	(0.4)%	(0.5)%	(1.0)%